Investments in associates - Disclosure of associates reconciliation to carrying amounts (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Other comprehensive gain (loss) for the period			$ (57,822,000)				$ 18,691,000
Goodwill	$ 77,284,000	$ 84,081,000	77,284,000				84,081,000		$ 82,102,000
Carrying amount, at lag			87,444,000				236,081,000
Carrying amount, as per balance sheet	43,262,000	87,444,000	$ 43,262,000				$ 87,444,000
Osisko Development Corp. [Member]
Disclosure of associates [line items]
Opening net assets, at lag	391,786	538,570			$ 538,570			$ 579,185
Private placements					0			38,238
Loss for the period					(153,087)			(80,288)
Other comprehensive gain (loss) for the period					1,440			(12,565)
Other equity transactions, impact of foreign exchange variations and others					4,863			14,000
Closing net assets, at lag					391,786			$ 538,570
Company's share in %			24.40%	39.70%		39.70%	39.60%	39.70%
Company's share in $, at lag				$ 155,539	155,539	$ 155,539		$ 213,812
Initial recognition impairment				(73,039)	(73,039)	(73,039)		(73,039)
Investment impairment				(17,590)	(17,590)	(17,590)		0
Impact of dilution, foreign exchange variations and others				(12,348)	(12,348)	(12,348)		(4,559)
Goodwill				0	0	0		0
Carrying amount, at lag	52,562	136,214	$ 87,444		136,214
Adjustments for events during the lag period	(9,300)	(48,770)
Carrying amount, as per balance sheet	$ 43,262	$ 87,444	$ 43,262		52,562		$ 87,444	136,214
Fair value of investment				$ 54,210	$ 54,210	$ 54,210		$ 97,033